PROVISIONS (Details 2) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [abstract]
Long service leave obligation expected to be settled after 12 months	$ 916	$ 197,940